SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk and Significant Vendors (Details)	12 Months Ended
	Jun. 30, 2026 JPY (¥) customer contract project	Jun. 30, 2025 JPY (¥) customer project contract	Jun. 30, 2024 JPY (¥) contract
Concentration of Credit Risk and Significant Vendors
Revenue	¥ 18,174,206,000	¥ 18,842,663,000	¥ 18,950,683,000
Accounts receivable	44,809,000	38,523,000
Contract assets	102,690,000	141,418,000	¥ 236,499,000
Accounts payable	¥ 1,201,456,000	¥ 1,035,712,000
Customer concentration risk | Revenue
Concentration of Credit Risk and Significant Vendors
Number of consumers	2	1	0
Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Number of projects | project	4	5
Contractor concentration risk | Accounts receivable
Concentration of Credit Risk and Significant Vendors
Number of consumers	2	1
Contractor concentration risk | Cost of sales
Concentration of Credit Risk and Significant Vendors
Number of contractors | contract	1	0	1
Contractor concentration risk | Accounts payable
Concentration of Credit Risk and Significant Vendors
Number of contractors | contract	2	0
Customer One | Customer concentration risk | Revenue
Concentration of Credit Risk and Significant Vendors
Revenue	¥ 3,040,000,000	¥ 2,040,000,000
Customer One | Customer concentration risk | Accounts receivable
Concentration of Credit Risk and Significant Vendors
Accounts receivable	24,470,000	29,062,000
Customer Two | Customer concentration risk | Revenue
Concentration of Credit Risk and Significant Vendors
Revenue	2,004,000,000
Customer Two | Customer concentration risk | Accounts receivable
Concentration of Credit Risk and Significant Vendors
Accounts receivable	6,371,000
Project One | Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Contract assets	30,594,000	35,721,000
Project Two | Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Contract assets	30,313,000	31,024,000
Project Three | Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Contract assets	19,507,000	22,883,000
Project Four | Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Contract assets	11,179,000	21,005,000
Project Five | Project Concentration Risk | Contract assets
Concentration of Credit Risk and Significant Vendors
Contract assets		¥ 15,292,000
Contractor One | Contractor concentration risk | Cost of sales
Concentration of Credit Risk and Significant Vendors
Cost of sales	2,787,331,000		¥ 1,627,485,000
Contractor One | Contractor concentration risk | Accounts payable
Concentration of Credit Risk and Significant Vendors
Accounts payable	189,992,000
Contractor two | Contractor concentration risk | Accounts payable
Concentration of Credit Risk and Significant Vendors
Accounts payable	¥ 160,286,000